Income taxes	12 Months Ended
Apr. 03, 2022
Income taxes paid (refund) [abstract]
Income taxes	Income taxes
The components of the provision for income tax are as follows:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
Current income tax expense	$	$	$
Current period	35.6	18.5	39.2
Adjustment in respect of prior periods	(0.4)	2.4	(0.3)
	35.2	20.9	38.9
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(11.9)	(3.3)	(30.7)
Effect of change in income tax rates	—	(0.1)	2.5
Adjustment in respect of prior periods	(0.2)	(1.7)	—
	(12.1)	(5.1)	(28.2)
Income tax expense	23.1	15.8	10.7
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Income before income taxes	117.7	86.1	158.7
	25.36%	25.42%	25.47%
Income tax at expected statutory rate	29.8	21.9	40.4
Non-deductible (taxable) items	(0.8)	0.1	0.4
Non-deductible stock option expense	2.9	2.2	1.8
Effect of foreign tax rates	(14.6)	(8.9)	(11.8)
Non-deductible (taxable) foreign exchange loss	0.2	0.3	0.9
Change in tax law related to Swiss tax reform	—	—	(23.1)
Change in tax rates	0.1	(0.1)	2.5
Change in deferred tax asset not recognized	6.1	—	—
Other items	(0.6)	0.3	(0.4)
Income tax expense	23.1	15.8	10.7
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	March 28, 2021	Net income	Foreign exchange translation	Equity	Other comprehensive income	April 3, 2022
	$	$	$	$	$	$
Losses carried forward	9.3	(0.5)	(0.2)	—	—	8.6
Employee future benefits	0.2	—	—	—	—	0.2
Other liabilities	3.7	2.8	0.1	(0.2)	—	6.4
Inventory capitalization	3.3	1.5	—	—	—	4.8
Capital lease	5.6	2.5	(0.1)	—	—	8.0
Tax relief from Swiss tax reform	20.3	(7.1)	(1.4)	—	—	11.8
Unrealized profit in inventory	15.1	10.1	(0.2)	—	—	25.0
Provisions and other temporary differences	6.8	0.6	—	—	—	7.4
Total deferred tax asset	64.3	9.9	(1.8)	(0.2)	—	72.2
Unrealized foreign exchange	(1.3)	0.1	—	—	(5.7)	(6.9)
Intangible assets	(18.9)	0.5	—	—	—	(18.4)
Property, plant and equipment	(11.1)	1.6	—	—	—	(9.5)
Total deferred tax liabilities	(31.3)	2.2	—	—	(5.7)	(34.8)
Net deferred tax assets (liabilities)	33.0	12.1	(1.8)	(0.2)	(5.7)	37.4
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	March 28, 2021	Adjustments	Net income	Foreign exchange translation	Equity	Other comprehensive income	April 3, 2022
	$	$	$	$	$	$	$
Deferred tax assets	48.4	—	6.7	(1.9)	—	—	53.2
Deferred tax liabilities	(15.4)	—	5.4	0.1	(0.2)	(5.7)	(15.8)
	33.0	—	12.1	(1.8)	(0.2)	(5.7)	37.4
Available deferred income tax assets related to non-capital losses and Swiss tax relief in the amount of $1.6m and $24.6m, respectively, were not recognized as it is not probable that future taxable income will be available to the Company to utilize the benefits.
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2038 and prior	2.0
2039	2.6
2040	8.5
2041	8.8
2042	8.2
2043 and thereafter	9.4
39.5
The Company does not recognize tax on unremitted earnings from foreign subsidiaries as it is management’s intent to reinvest these earnings indefinitely. Unremitted earnings from foreign subsidiaries were $356.4m as at April 3, 2022 (March 28, 2021 - $243.3m, March 29, 2020 - $214.3m).
As at April 3, 2022, in addition to the amount charged to profit or loss and other comprehensive income, a tax recovery of $nil (March 28, 2021 - $nil, March 29, 2020 - less than $0.1m) was recognized directly in equity related to excess tax deductions on share-based payments for stock options exercised. Tax expense of $0.2m was reversed out of equity related to reduction of expected tax deductions on issuance of RSU.